Derivatives and Hedging	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Derivatives and Hedging
Risk Management Objective and Using Derivatives
The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity and credit risk primarily by managing the amount, sources and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which is determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s investments and borrowings.
Cash Flow Hedges of Interest Rate Risk
The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps and caps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. Interest rate caps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty if interest rates rise above the strike rate on the contract in exchange for an upfront premium.
On April 11, 2012, the Company entered into a forward starting interest rate swap agreement. This interest rate swap agreement has a notional amount of $100.0 million, a fixed interest rate of 1.13%, and a maturity date of May 11, 2017. On April 27, 2012, the Company entered into a forward starting interest rate swap agreement. This interest rate swap agreement has a notional amount of $50.0 million, a fixed interest rate of 1.06%, and a maturity date of May 11, 2017. In accordance with these agreements, the Company will pay the fixed rate and receive a variable rate based on one-month LIBOR. These interest rate swap agreements became effective on May 11, 2012 upon the execution of a term loan agreement (see Note 14 - "Financing Activities – Senior Unsecured Term Loans").
On June 3, 2011, the Company entered into a forward starting interest rate swap agreement. This interest rate swap agreement has a notional amount of $200.0 million, a fixed interest rate of 2.58%, and a maturity date of August 1, 2018. On July 12, 2011, the Company entered into a forward starting interest rate swap agreement. This interest rate swap agreement has a notional amount of $50.0 million, a fixed interest rate of 2.47%, and a maturity date of August 1, 2018. In accordance with these agreements, the Company will pay the fixed rate and receive a variable rate based on one-month LIBOR. These interest rate swap agreements became effective on July 22, 2011 upon the execution of the Term Loan Agreement (see Note 14 - "Financing Activities — Senior Unsecured Term Loans").
The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in “Accumulated other comprehensive loss” and is subsequently reclassified into earnings as “Interest expense” as interest payments are made on the Company's variable-rate debt. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings as a “Loss on hedging activities.” The Company reclassified no amounts to "Loss on hedging activities" for the years ended December 31, 2012 and 2011. During the year ended December 31, 2010, the Company accelerated the reclassification of amounts in “Accumulated other comprehensive loss” to "Loss on hedging activities" related to interest payments on the hedged debt were deemed probable not to occur as a result of the repurchases of senior notes of CRLP. The accelerated amount was a loss of $0.3 million for the year ended December 31, 2010.
Amounts reported in “Accumulated other comprehensive loss” related to derivatives will be reclassified to “Interest expense” as interest payments are made on the Company’s variable-rate debt. Over the next 12 months , the Company expects to reclassify $7.7 million from "Accumulated other comprehensive loss" as an increase to "Interest expense".
As of December 31, 2012, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk ($ in thousands):

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Swaps	4	$400,000

The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the Consolidated Balance Sheets of the Trust and CRLP as of December 31, 2012 and 2011, respectively.

Fair Value of Derivative Instruments
	Asset Derivatives			Liability Derivatives
	Balance	Fair Value at		Balance	Fair Value at
($ in thousands)	Sheet Location	12/31/2012	12/31/2011	Sheet Location	12/31/2012	12/31/2011

Interest Rate Swap	Other Assets	$—	$—	Other Liabilities	$(25,862)	$(16,619)

The tables below present the effect of the Company's derivative financial instruments on the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP for the years ended December 31, 2012, 2011 and 2010, respectively.

	Amount of Gain (Loss)				Amount of Gain (Loss) Reclassified
($ in thousands)	Recognized in OCI on				Reclassified
	Derivative				from OCI into Income
	(Effective Portion)				(Effective Portion)
Location of Gain (Loss)
Derivatives in				Reclassified from
ASC 815 Cash				Accumulated
Flow Hedging	Years Ended			OCI into Income	Years Ended
Relationships	12/31/2012	12/31/2011	12/31/2010	(Effective Portion)	12/31/2012	12/31/2011	12/31/2010

Interest Rate Swaps	$(15,985)	$(19,302)	$—	Interest Expense	$(7,222)	$(3,164)	$(437)
				Loss on Hedging Activities	—	—	(289)
					$(7,222)	$(3,164)	$(726)

Credit-Risk-Related Contingent Features
The Company has an agreement with its derivatives counterparty that contains a provision whereby if the Company defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default on its derivative obligations.
As of December 31, 2012 the fair value of the derivatives in a net liability position, which includes accrued interest, but excludes any adjustment for nonperformance risk related to this agreement was $27.3 million. As of December 31, 2012, the Company has not posted any collateral related to this agreement. If the Company had breached any of its provisions at December 31, 2012, it could have been required to settle its obligations under the agreement at its termination value of $27.3 million.